Condensed Schedule Of Investments (U.S. Treasury Notes) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	2.27%	2.04%
Fair Value	$ 201,393,964	$ 185,337,013
U.S. Treasury notes, 0.375%, 04/30/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 48,100,000
Fair Value as a % of Trust Capital		23.03%
Fair Value		$ 48,096,242
U.S. Treasury notes, 0.250%, 05/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 45,710,000
Fair Value as a % of Trust Capital		21.87%
Fair Value		$ 45,684,110
U.S. Treasury notes, 0.625%, 07/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 44,260,000
Fair Value as a % of Trust Capital		21.20%
Fair Value		$ 44,272,102
U.S. Treasury notes, 0.875%, 09/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 47,220,000
Fair Value as a % of Trust Capital		22.64%
Fair Value		$ 47,284,559
U.S. Treasury notes, 0.625%, 02/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 52,100,000
Fair Value as a % of Trust Capital	23.35%
Fair Value	$ 52,105,088
U.S. Treasury notes, 0.875%, 05/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 49,710,000
Fair Value as a % of Trust Capital	22.30%
Fair Value	$ 49,761,458
U.S. Treasury notes, 0.875%, 08/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 48,260,000
Fair Value as a % of Trust Capital	21.64%
Fair Value	$ 48,302,416
U.S. Treasury notes, 0.875%, 11/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 51,220,000
Fair Value as a % of Trust Capital	22.95%
Fair Value	$ 51,225,002
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	90.24%	88.74%
Fair Value	$ 201,393,964	$ 185,337,013